Loans - Summary of Credit Quality of Net Business and Government Loans and Acceptances (Detail) $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	$ 106,399
Net loans and acceptances after allowance [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	106,056
AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	81,070
Investment grade [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	40,462
Non investment grade [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	39,606
Watch list [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	745
Default [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	257
Strong [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	765
Good [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	126
Satisfactory [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	9
Weak [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Default slotted [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	4
Slotted exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	904
Standardized exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	24,425
Corporate segment [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	102,413
Corporate segment [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	77,748
Corporate segment [member] | Investment grade [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	37,800
Corporate segment [member] | Non investment grade [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	38,946
Corporate segment [member] | Watch list [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	745
Corporate segment [member] | Default [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	257
Corporate segment [member] | Strong [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	765
Corporate segment [member] | Good [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	126
Corporate segment [member] | Satisfactory [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	9
Corporate segment [member] | Weak [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Corporate segment [member] | Default slotted [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	4
Corporate segment [member] | Slotted exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	904
Corporate segment [member] | Standardized exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	23,761
Sovereigns [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	2,628
Sovereigns [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	2,415
Sovereigns [member] | Investment grade [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	1,943
Sovereigns [member] | Non investment grade [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	472
Sovereigns [member] | Watch list [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Sovereigns [member] | Default [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Sovereigns [member] | Strong [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Sovereigns [member] | Good [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Sovereigns [member] | Satisfactory [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Sovereigns [member] | Weak [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Sovereigns [member] | Default slotted [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Sovereigns [member] | Slotted exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Sovereigns [member] | Standardized exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	213
Banks [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	1,358
Banks [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	907
Banks [member] | Investment grade [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	719
Banks [member] | Non investment grade [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	188
Banks [member] | Watch list [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Banks [member] | Default [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Banks [member] | Strong [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Banks [member] | Good [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Banks [member] | Satisfactory [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Banks [member] | Weak [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Banks [member] | Default slotted [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Banks [member] | Slotted exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	0
Banks [member] | Standardized exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Business and government loans and acceptances	451
Business and government loans and acceptances [member]
Disclosure of internal credit grades [line items]
Less: collective allowance on performing loans	$ 343
Business and government loans and acceptances [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
CIBC rating	00 - 47
Business and government loans and acceptances [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
CIBC rating	51 - 67
Business and government loans and acceptances [member] | Watch list [member]
Disclosure of internal credit grades [line items]
CIBC rating	70 - 80
Business and government loans and acceptances [member] | Default [member]
Disclosure of internal credit grades [line items]
CIBC rating	90